UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08612

MARTIN CURRIE BUSINESS TRUST
(Exact name of registrant as specified in charter)

Saltire Court, 20 Castle Terrace, Edinburgh, Scotland		EH1 2ES
(Address of principal executive offices)		(Zip code)

Keith A. C. Swinley
c/o Martin Currie, Inc.
Saltire Court
20 Castle Terrace
Edinburgh
Scotland EH1 2ES

Copy to:

Lorraine McFarlane
c/o Martin Currie, Inc.
Saltire Court
20 Castle Terrace
Edinburgh
Scotland EH1 2ES

(Name and address of agent for service)

Registrant's telephone number, including area code:		011-44-131-229-5252

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2006

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Schedule of Investments.

MARTIN CURRIE BUSINESS TRUST

TABLE OF CONTENTS

Page

Schedules of Investments

MCBT Opportunistic EAFE Fund	4
MCBT Global Emerging Markets Fund	10
MCBT Japan Mid Cap Fund	16
MCBT Pan European Mid Cap Fund	21

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2006 (Unaudited)

	Shares	US$ Value (a)
COMMON STOCKS† – 95.5%
EUROPE – 66.6%
BELGIUM – 1.9%
KBC Groupe	4,126	$449,578
TOTAL BELGIUM – (Cost $326,212)		449,578
FINLAND – 1.6%
Fortum Oyj	14,442	391,471
TOTAL FINLAND – (Cost $333,361)		391,471
FRANCE – 6.4%
Alstom*	5,021	435,819
LVMH Moet Hennessy Louis Vuitton	3,706	372,333
Schneider Electric SA	3,369	346,437
Vallourec SA	1,900	413,086
TOTAL FRANCE – (Cost $1,073,660)		1,567,675
GERMANY – 7.1%
Commerzbank AG	11,555	405,024
Fresenius Medical Care AG & Co.	3,147	377,074
RWE	5,981	525,412
Siemens AG	5,187	418,159
TOTAL GERMANY – (Cost $1,460,336)		1,725,669
GREECE – 4.2%
Hellenic Telecommunications Organization SA (OTE)*	12,563	286,617
National Bank of Greece	11,781	457,792
Titan Cement	5,529	269,797
TOTAL GREECE – (Cost $847,880)		1,014,206
ITALY – 8.3%
Capitalia SpA	51,295	430,494
Fiat S.P.A.*	33,978	480,477
Saras SpA Raffinerie Sarde*	37,598	237,017
Telecom Italia S.p.A.	122,459	295,495
UniCredito Italiano	75,756	583,043
TOTAL ITALY – (Cost $1,766,994)		2,026,526
NETHERLANDS – 1.8%
Philips Electronics*	13,610	449,413
TOTAL NETHERLANDS – (Cost $353,239)		449,413
NORWAY – 0.2%
Petrojarl ASA*	7,012	44,662
TOTAL NORWAY – (Cost $22,028)		44,662

	Shares	US$ Value (a)
COMMON STOCKS† – Continued
EUROPE – Continued
SPAIN – 1.1%
Tecnicas Reunidas SA*	10,254	$259,350
TOTAL SPAIN – (Cost $221,423)		259,350
SWEDEN – 1.6%
SKF, Series B	28,039	396,831
TOTAL SWEDEN – (Cost $321,235)		396,831
SWITZERLAND – 9.9%
ABB	34,317	443,412
Julius Baer Holding Ltd.	2,994	277,855
Swiss Reinsurance	5,432	390,664
UBS AG	10,352	1,294,648
TOTAL SWITZERLAND – (Cost $1,317,557)		2,406,579
UNITED KINGDOM – 22.5%
BHP Billiton	24,277	459,843
BP	68,471	824,979
BT Group PLC	84,483	375,203
GlaxoSmithKline	24,836	687,090
HSBC Holdings PLC	42,761	775,611
InterContinental Hotels Group	19,203	310,824
Old Mutual	112,371	340,053
Prudential	30,729	322,885
Royal Bank of Scotland Group	16,169	526,148
Smiths Group PLC	22,102	372,198
Vodafone Group PLC	227,232	493,446
TOTAL UNITED KINGDOM – (Cost $4,934,169)		5,488,280
TOTAL EUROPE – (Cost $12,978,094)		16,220,240

JAPAN – 16.9%
Daito Trust Construction	6,200	336,918
Denso	11,300	387,361
Hitachi Construction Machinery	14,300	336,155
Nippon Mining Holdings	40,500	342,667
Nomura Holdings	18,800	333,708
Orix	1,580	414,139
Sekisui House	24,000	339,971
Shin-Etsu Chemical	6,400	370,675
Sumitomo Electric Industries	19,200	251,713
Sumitomo Mitsui Financial Group	53	564,002

	Shares	US$ Value (a)
COMMON STOCKS† – Continued
JAPAN – Continued
Takeda Chemical Industries	6,900	$445,375
TOTAL JAPAN – (Cost $3,453,095)		4,122,684

NORTH AMERICA – 0.9%
CANADA – 0.9%
Crew Gold Corp.*	115,542	226,462
TOTAL CANADA – (Cost $250,094)		226,462
TOTAL NORTH AMERICA – (Cost $250,094)		226,462

PACIFIC BASIN – 11.1%
AUSTRALIA – 2.4%
Oxiana Limited	110,657	258,629
Zinifex Ltd.	38,668	312,610
TOTAL AUSTRALIA – (Cost $469,723)		571,239
INDONESIA – 1.2%
PT Telekomunikasi Indonesia, ADR	8,996	299,837
TOTAL INDONESIA – (Cost $250,862)		299,837
SINGAPORE – 1.7%
Singapore Petroleum	61,000	193,179
Singapore Telecommunications	137,000	224,739
TOTAL SINGAPORE – (Cost $407,883)		417,918
SOUTH KOREA – 4.4%
Kookmin Bank, ADR	3,332	287,351
LG Telecom Ltd.*	23,933	259,324
POSCO	1,169	285,152
Samsung Electronics, GDR, 144A #	711	226,276
TOTAL SOUTH KOREA – (Cost $1,021,790)		1,058,103
TAIWAN – 1.4%
High Tech Computer	15,600	346,773
TOTAL TAIWAN – (Cost $140,542)		346,773
TOTAL PACIFIC BASIN – (Cost $2,290,800)		2,693,870

TOTAL COMMON STOCKS † – (Cost $18,972,083)		23,263,256

	Shares	US$ Value (a)

PREFERRED STOCKS † – 0.3%
EUROPE – 0.3%
UNITED KINGDOM – 0.3%
Vodafone Group	259,694	$72,766
TOTAL UNITED KINGDOM – (Cost $72,778)		72,766

TOTAL EUROPE – (Cost $72,778)		72,766

TOTAL PREFERRED STOCKS † – (Cost $72,778)		72,766

	Principal Amount
SHORT-TERM INVESTMENT – 2.6%
Repurchase Agreement with State Street Bank and Trust, 3.00%, 08/01/2006 (b)	$637,000	637,000
TOTAL SHORT-TERM INVESTMENT – (Cost $637,000)		637,000
TOTAL INVESTMENTS – (Cost $19,681,861**) – 98.4%		23,973,022
OTHER ASSETS LESS LIABILITIES – 1.6%		394,242
NET ASSETS – 100.0%		$24,367,264

Notes to Schedules of Investments

*	Non-income producing security.

#	Illiquid security. Some restrictions may apply to the resale of this security due to limited trading volume.

(a)

The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. At July 31, 2006, there were no fair valued securities in the Fund.

(b)	The repurchase agreement, dated 7/31/2006, due 8/1/2006 with repurchase proceeds of $637,053 is collateralized by United States Treasury Bond, 6.250% due 8/15/2023 with a market value of $653,846.

In connection with transactions in repurchase agreements, the Funds’ custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Auto Parts 1.6%, Automobiles 2.0%, Banks 14.6%, Banking and Insurance Services 1.9%, Building and Construction 2.5%, Cement 1.1%, Chemicals 1.5%, Computers 1.4%, Diversified 2.2%, Drugs & Health Care 4.6%, Electrical Equipment 1.0%, Electronics 4.1%, Engineering 1.8%, Financial Services 11.6%, Food & Beverages 1.5%, Hotel & Restaurants 1.3%, Industrial 1.8%, Insurance 4.3%, Manufacturing 4.6%, Medical Products 1.5%, Metal Processors & Fabricators 1.6%, Metals 1.3%, Mining 3.9%,

Oil & Gas 3.4%, Oil Refining & Marketing 3.2%, Real Estate 1.4%, Steel 2.9%, Telecommunications 6.1%, Telecommunications Services 3.3%, Transportation 0.2% and Utilities 1.6%.

ADR	American Depositary Receipts

GDR	Global Depositary Receipts

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

**

At July 31, 2006 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $4,687,199 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $396,037 and net appreciation for financial reporting purposes was $4,291,161. At July 31, 2006, aggregate cost for financial reporting purposes was $19,044,861.

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2006 (Unaudited)

	Shares	US$ Value (a)
COMMON STOCKS AND WARRANTS† – 95.5%
AFRICA – 9.8%
SOUTH AFRICA – 9.8%
Bidvest Group*	275,228	$3,961,726
FirstRand	2,871,464	7,141,752
Gold Fields	396,434	8,170,524
Impala Platinum Holdings	44,284	8,163,302
Lewis Group	566,376	3,955,994
Mr Price Group	1,430,382	3,780,046
Sasol	211,416	7,610,270
Telkom South Africa	71,313	1,344,366
TOTAL SOUTH AFRICA – (Cost $36,463,890)		44,127,980
TOTAL AFRICA – (Cost $36,463,890)		44,127,980

EUROPE – 16.8%
HUNGARY – 3.0%
MOL Magyar Olaj- es Gazipari Rt.	49,004	5,439,278
OTP Bank, GDR, 144A	132,868	7,945,507
TOTAL HUNGARY – (Cost $9,986,244)		13,384,785
LUXEMBOURG – 2.5%
Tenaris S.A., ADR	157,680	6,136,906
Ternium S.A., ADR *	199,292	4,902,583
TOTAL LUXEMBOURG – (Cost $8,326,652)		11,039,489
POLAND – 2.7%
Bank Zachodni WBK	110,581	7,344,361
Polski Koncern Naftowy Orlen S.A.	256,517	5,036,263
TOTAL POLAND – (Cost $6,583,136)		12,380,624
RUSSIA – 7.7%
JSC MMC Norilsk Nickel, ADR	50,120	6,841,380
LUKOIL, ADR	114,266	9,906,862
Mobile Telesystems, ADR	177,700	5,675,738
OAO Gazprom, ADR	237,370	9,893,582
ZAO Polyus Gold, ADR*	53,371	2,375,009
TOTAL RUSSIA – (Cost $17,995,377)		34,692,571
TURKEY – 0.9%
Ford Otomotiv Sanayi A.S.	614,778	4,187,190
TOTAL TURKEY – (Cost $5,106,583)		4,187,190
TOTAL EUROPE – (Cost $47,997,992)		75,684,659

	Shares	US$ Value (a)
COMMON STOCKS AND WARRANTS† – Continued
LATIN AMERICA – 17.4%
BRAZIL – 11.0%
AES Tiete, A Shares #	217,178,000	$5,412,729
Companhia Vale do Rio Doce, ADR	196,288	4,553,882
Cosan SA Industria Comercio*	76,900	4,975,258
Lojas Renner	126,400	7,320,800
Petroleo Brasileiro, ADR	157,038	13,009,028
Rossi Residencial S.A.	374,900	2,927,856
Tam S.A., ADR*	206,400	5,562,480
Uniao de Bancos Brasileiros	855,400	5,956,934
TOTAL BRAZIL – (Cost $27,414,870)		49,718,967
MEXICO – 6.4%
Axtel S.A. de C.V* #	2,343,200	4,809,853
Cemex, ADR*	149,322	4,228,799
Corporacion GEO, Series B*	2,514,400	9,944,052
Grupo Financiero Banorte, Series O	3,553,866	9,759,048
TOTAL MEXICO – (Cost $16,067,931)		28,741,752
TOTAL LATIN AMERICA – (Cost $43,482,801)		78,460,719

MIDDLE EAST – 2.1%
ISRAEL – 2.1%
Bank Hapoalim	1,218,985	5,451,699
Makhteshim-Agan Industries	874,329	4,135,266
TOTAL ISRAEL – (Cost $10,142,355)		9,586,965
TOTAL MIDDLE EAST – (Cost $10,142,355)		9,586,965

NORTH AMERICA – 1.0%
CANADA – 1.0%
Crew Gold Corp.*	2,232,658	4,376,010
TOTAL CANADA – (Cost $4,832,651)		4,376,010
TOTAL NORTH AMERICA – (Cost $4,832,651)		4,376,010

OTHER AREAS – 5.6%
INDIA – 5.6%
Bharat Heavy Electrical, American Style call warrants, expiring 1/23/08 ^	147,577	6,484,947
Bharti Tele-Ventures, American Style call warrants, expiring 8/10/07 * ^	702,227	5,776,730
ITC Ltd.	2,193,561	7,881,932
Tata Consultancy SVS, American Style call warrants, expiring 9/12/07, 144A ^	120,976	4,866,078
TOTAL INDIA – (Cost $20,338,695)		25,009,687

	Shares	US$ Value (a)
COMMON STOCKS AND WARRANTS† – Continued
OTHER AREAS – Continued
INVESTMENT COMPANIES – 0.0%
The China Heartland Fund Ltd.*#(b)^	16,206	$59,962
TOTAL INVESTMENT COMPANIES – (Cost $87,626)		59,962
TOTAL OTHER AREAS – (Cost $20,426,321)		25,069,649

PACIFIC BASIN – 42.8%
HONG KONG – 9.4%
China Life Insurance	5,326,000	8,965,545
China Mobile (Hong Kong)	2,617,000	16,856,818
CNOOC	8,460,000	7,218,579
PetroChina, H Shares	7,910,000	8,968,508
TOTAL HONG KONG – (Cost $30,129,661)		42,009,450
INDONESIA – 1.6%
PT Telekomunikasi Indonesia	8,514,500	6,993,719
TOTAL INDONESIA – (Cost $5,530,522)		6,993,719
SOUTH KOREA – 18.9%
Daelim Industrial	97,540	6,484,286
Hana Tour Service	145,082	10,707,999
Hynix Semiconductor*	231,472	7,875,670
Hynix Semiconductor, 144A, GDR *	11,851	399,971
Hyundai Mipo Dockyard	80,200	7,539,740
Inticube*	29	39
Kookmin Bank	90,050	7,862,406
KT&G	121,120	7,303,719
LG Telecom Ltd.*	537,049	5,819,155
POSCO	18,888	4,607,312
Samsung Electronics	28,346	18,042,680
Woori Finance Holdings	419,530	8,564,526
TOTAL SOUTH KOREA – (Cost $60,583,017)		85,207,503
TAIWAN – 10.2%
Delta Electronics, Inc.	2,321,000	6,257,841
High Tech Computer	384,400	8,544,830
Kye Systems	1	1
Phoenix Precision Technology Corp .	3,491,668	4,573,819
Shin Kong Financial Holding Co. Ltd.	4,562,000	4,743,087
Taiwan Green Point Enterprises	12	27
Taiwan Semiconductor Manufacturing	5,906,138	9,882,637

	Shares	US$ Value (a)
COMMON STOCKS AND WARRANTS† – Continued
PACIFIC BASIN – Continued
TAIWAN – Continued
Wistron	7,897,583	$8,271,362
Yuanta Core Pacific Securities	5,990,918	3,814,065
TOTAL TAIWAN – (Cost $42,778,949)		46,087,669
THAILAND – 2.7%
Bangkok Bank Public Co. Ltd.	2,366,900	6,626,820
PTT	879,800	5,484,226
TOTAL THAILAND – (Cost $12,712,947)		12,111,046
TOTAL PACIFIC BASIN – (Cost $151,735,096)		192,409,387

TOTAL COMMON STOCKS AND WARRANTS † – (Cost $315,081,106)		429,715,369

	Principal Amount
SHORT-TERM INVESTMENT – 3.5%
Repurchase Agreement with State Street Bank and Trust, 3.00%, 08/01/2006 (c)	$15,725,000	15,725,000
TOTAL SHORT-TERM INVESTMENT – (Cost $15,725,000)		15,725,000
TOTAL INVESTMENTS – (Cost $330,806,106**) – 99.0%		445,440,369
OTHER ASSETS LESS LIABILITIES – 1.0%		4,553,853
NET ASSETS – 100.0%		$449,994,222

Notes to Schedules of Investments

*	Non-income producing security.

#	Illiquid security. Some restrictions may apply to the resale of this security due to limited trading volume.

^	Security fair valued using methods determined in good faith by or at the direction of the Trustees (see note (a)).

(a)

The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. At July 31, 2006, fair valued securities in the Fund amounted to $17,187,717 or 3.8% of its net assets.

(b)

Martin Currie Investment Management Ltd., an affiliate of Martin Currie Inc., provides investment management services to The China Heartland Fund Ltd. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies. As of July 31, 2006, trading of shares of The China Heartland Fund Ltd. had been suspended pending liquidation of the entity.

(c)

The repurchase agreement, dated 7/31/2006, due 8/1/2006 with repurchase proceeds of $15,726,310 is collateralized by United States Treasury Bond, 6.25% due 8/15/2023 with a market value of $16,042,166.

In connection with transactions in repurchase agreements, the Funds’ custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Airlines 1.2%, Automobiles 0.9%, Banks 9.1%, Building & Construction 2.1%, Chemicals 0.9%, Computers 3.7%, Construction 0.9%, Diversified 0.9%, Electric Utilities 1.2%, Electronics 6.4%, Finance 3.8%, Financial Services 7.7%, Food & Beverages 1.1%, Gas & Pipeline Utilities 2.2%, Homebuilders 2.2%, Household Appliances & Home Furnishing 0.9%, Insurance 2.0%, Manufacturing 1.4%, Metals 2.5%, Mining 5.1%, Oil & Gas 4.8%, Oil-Refining And Marketing 1.1%, Oil Integrated 8.0%, Retail 2.4%, Semi-Conductor Manufacturing Equipment 4.1%, Shipbuilding 1.7%, Steel 2.1%, Telecommunications 9.3%, Tobacco 3.4% and Transport Services 2.4%.

ADR	American Depositary Receipts

GDR	Global Depositary Receipts

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

**

At July 31, 2006 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $128,791,488 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $14,157,226 and net appreciation for financial reporting purposes was $114,634,263. At July 31, 2006, aggregate cost for financial reporting purposes was $315,081,106.

MCBT JAPAN MID CAP FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2006 (Unaudited)

	Shares	US$ Value (a)
COMMON STOCKS – 100.3%
APPAREL & TEXTILES – 1.8%
Onward Kashiyama	118,000	$1,568,599
AUTO PARTS – 8.8%
Aisin Seiki	84,600	2,457,308
Koyo Seiko	90,900	1,696,768
Nifco	62,400	1,213,764
NOK	83,000	2,168,302
		7,536,142
BANKS – 3.9%
Bank Of Yokohama	235,000	1,883,772
Sapporo Hokuyo Holdings	123	1,437,655
		3,321,427
BUILDING AND CONSTRUCTION – 3.0%
Sanwa Shutter	209,000	1,101,103
Taiheiyo Cement Corp.	382,000	1,436,103
		2,537,206
CHEMICALS – 1.9%
Daicel Chemical Industries	110,000	810,764
Nitto Denko	11,400	828,313
		1,639,077
COMPUTER SERVICES – 1.3%
TIS	50,400	1,101,243
COMPUTER SOFTWARE – 1.5%
Nomura Research Institute	9,300	1,246,003
COMPUTERS – 4.4%
Hitachi Systems & Services	55,600	1,212,438
Miraial Co Ltd.	4,300	306,808
OBIC	10,420	2,213,154
		3,732,400
CONSTRUCTION – 1.6%
Daiwa House Industry	84,000	1,368,677
DRUGS & HEALTH CARE – 0%
Hisamitsu Pharmaceutical	28	889
ELECTRIC UTILITIES – 2.0%
Yokogawa Electric	127,800	1,702,216

	Shares	US$ Value (a)
COMMON STOCKS – Continued
ELECTRICAL EQUIPMENT – 2.5%
Hirose Electric	7,500	$966,898
Sumitomo Electric Industries	86,100	1,128,774
		2,095,672
ELECTRONICS – 2.6%
Nihon Dempa Kogyo Co. Ltd.	40,700	1,349,034
Sumco	15,500	900,432
		2,249,466
ENTERTAINMENT – 1.7%
Konami	58,800	1,430,956
FINANCE – 0.6%
Shinko Securities Co. Ltd.	135,000	485,150
FINANCIAL SERVICES – 2.5%
Aiful	36,000	1,413,057
Credit Saison	17,100	741,306
		2,154,363
GENERAL TRADING – 3.3%
Itochu	312,000	2,811,252

IMPORT/EXPORT – 5.1%
Sumitomo	99,534	1,409,945
Toyota Tsusho	120,100	2,933,229
		4,343,174
INDUSTRIAL GASES – 1.2%
Air Water	115,000	1,067,295
INDUSTRIAL MACHINERY – 1.9%
THK	61,100	1,625,496
INSURANCE – 1.9%
Nipponkoa Insurance	197,000	1,628,994
LEASE RENTAL OBLIGATIONS – 2.0%
Diamond Lease Co. Ltd.	37,300	1,743,887
MANUFACTURING – 1.8%
Amano	121,300	1,539,461
MEDICAL PRODUCTS – 3.2%
Mediceo Holdings Co Ltd.	119,100	2,223,159

	Shares	US$ Value (a)
COMMON STOCKS – Continued
MEDICAL PRODUCTS – Continued
Miraca Holdings, Inc.	18,100	$492,581
		2,715,740
METAL PROCESSORS & FABRICATORS – 1.2%
NTN	142,000	1,070,156
MISCELLANEOUS – 2.3%
Nippon Sanso Co. Ltd.	249,000	1,959,074
REAL ESTATE – 11.6%
Arnest One	42,700	1,221,649
Diamond City Co. Ltd.	11,200	454,272
Goldcrest	22,400	1,074,622
Leopalace21	83,100	2,906,634
Mitsui Fudosan	85,000	1,805,356
Tokyu Livable	35,600	2,366,191
		9,828,724
RESTAURANTS – 0.8%
Ootoya #	60,000	662,567
RETAIL – 7.8%
Don Quijote Co. Ltd.	68,600	1,271,534
Edion	81,100	1,520,912
FamilyMart	32,700	986,890
Geo	855	1,349,863
Shimamura	15,000	1,532,121
		6,661,320
SCHOOLS – 0.7%
TAC #	117,600	592,898
TIRES & RUBBER – 1.9%
JSR	70,300	1,655,633
TRANSPORT SERVICES – 1.5%
Kamigumi	171,000	1,249,928
TRANSPORTATION – 8.6%
Daihatsu Motor	142,655	1,323,956
Keio Electric Railway	280,000	1,751,145
West Japan Railway	636	2,657,281
Yamaha Motor	62,900	1,637,721
		7,370,103
TRAVEL SERVICES – 1.9%
H.I.S.	59,600	1,585,590

	Shares	US$ Value (a)
COMMON STOCKS – Continued
WATER – 1.5%
Kurita Water Industries	66,800	$1,246,910
TOTAL COMMON STOCKS – (Cost $71,799,513)		85,527,688
TOTAL INVESTMENTS – (Cost $71,799,513**) – 100.3%		85,527,688
OTHER ASSETS LESS LIABILITIES – (0.3)%		(227,749)
NET ASSETS – 100.0%		$85,299,939

Notes to Schedules of Investments

#	Illiquid security. Some restrictions may apply to the resale of this security due to limited trading volume.

(a)

The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. At July 31, 2006, there were no fair valued securities in the Fund.

**	At July 31, 2006 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $15,932,800 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,204,625 and net appreciation for financial reporting purposes was $13,728,175. At July 31, 2006, aggregate cost for financial reporting purposes was $71,799,513.

MCBT PAN EUROPEAN MID CAP FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2006 (Unaudited)

	Shares	US$ Value (a)
COMMON STOCKS AND RIGHTS† – 91.1%
BELGIUM – 2.5%
Delhaize Group	39,912	$2,903,516
TOTAL BELGIUM – (Cost $2,888,635)		2,903,516
BERMUDA – 1.9%
Ship Finance International	111,878	2,174,908
TOTAL BERMUDA – (Cost $2,224,007)		2,174,908
CANADA – 1.9%
Crew Gold*	1,099,610	2,155,236
TOTAL CANADA – (Cost $2,377,653)		2,155,236
DENMARK – 3.6%
DSV	25,936	4,169,225
TOTAL DENMARK – (Cost $1,966,702)		4,169,225
FRANCE – 5.8%
Air France-KLM	136,413	3,368,330
Vallourec	15,090	3,280,770
TOTAL FRANCE – (Cost $3,782,358)		6,649,100
GERMANY – 12.9%
Fresenius Medical Care AG & Co.	31,312	3,751,808
Lanxess*	99,135	3,711,674
MAN AG	62,806	4,540,125
Mobilcom AG*	149,720	2,870,698
TOTAL GERMANY – (Cost $12,459,080)		14,874,305
IRELAND – 3.5%
Anglo Irish Bank	222,571	3,226,944
Anglo Irish Bank Corp. PLC	52,785	770,023
TOTAL IRELAND – (Cost $1,770,219)		3,996,967
ITALY – 5.6%
Banca Popolare di Milano Scarl	291,015	3,652,371
Fondiaria-Sai SpA	68,527	2,765,275
TOTAL ITALY – (Cost $6,014,416)		6,417,646
NETHERLANDS – 10.6%
Euronext	55,865	5,006,042
Randstad Holding	70,726	3,876,722
Wolters Kluwer NV*	142,615	3,359,333
TOTAL NETHERLANDS – (Cost $8,154,086)		12,242,097

	Shares	US$ Value (a)
COMMON STOCKS AND RIGHTS† – Continued
NORWAY – 4.8%
Petrojarl ASA*	76,620	$488,018
Petroleum Geo-Services*	59,520	3,220,434
Tomra Systems ASA	271,880	1,881,889
TOTAL NORWAY – (Cost $2,938,554)		5,590,341
PORTUGAL – 6.8%
Banco Espirito Santo SA	299,109	4,393,942
Sonae S.G.P.S., S.A.	2,199,272	3,455,501
TOTAL PORTUGAL – (Cost $7,399,251)		7,849,443
SPAIN – 4.1%
Grupo Ferrovial	58,175	4,700,282
TOTAL SPAIN – (Cost $2,326,802)		4,700,282
SWEDEN – 3.6%
Swedish Match	252,938	4,176,414
TOTAL SWEDEN – (Cost $3,076,887)		4,176,414
SWITZERLAND – 9.7%
Julius Baer Holding	43,306	4,018,971
Phonak Holding	59,879	3,780,910
Société Générale de Surveillance	3,597	3,320,622
TOTAL SWITZERLAND – (Cost $9,196,641)		11,120,503
UNITED KINGDOM – 13.8%
British Energy Group PLC*	264,377	3,624,904
Collins Stewart Tullett	383,692	5,515,288
Investec PLC	60,216	3,143,913
Resolution PLC	282,313	2,992,771
Resolution PLC Rights*	363,585	611,259
TOTAL UNITED KINGDOM – (Cost $11,153,681)		15,888,135
TOTAL COMMON STOCKS AND RIGHTS† – (Cost $77,728,972)		104,908,118

PREFERRED STOCKS† – 3.5%
GERMANY – 3.5%
ProSiebenSat.1 Media	158,058	4,042,105
TOTAL GERMANY – (Cost $2,135,704)		4,042,105
TOTAL PREFERRED STOCKS† – (Cost $2,135,704)		4,042,105

	Principal Amount	US$ Value (a)
SHORT-TERM INVESTMENT – 2.9%
Repurchase Agreement with State Street Bank and Trust, 3.00%, 08/01/2006 (b)	$3,295,000	$3,295,000
TOTAL SHORT-TERM INVESTMENT – (Cost $3,295,000)		3,295,000
TOTAL INVESTMENTS – (Cost $83,159,676 **) – 97.5%		112,245,223
OTHER ASSETS LESS LIABILITIES – 2.5%		2,868,975
NET ASSETS – 100.0%		$115,114,198

Notes to Schedules of Investments

*	Non-income producing security.

(a)

The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. At July 31, 2006, there were no fair valued securities in the Fund.

(b)	The repurchase agreement, dated 7/31/2006, due 8/1/2006 with repurchase proceeds of $3,295,275 is collateralized by United States Treasury Bond, 6.25% due 8/15/2023 with a market value of $3,360,997.

In connection with transactions in repurchase agreements, the Funds’ custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Airlines 2.9%, Banks 14.0%, Building and Construction 4.1%, Chemicals 3.2%, Commercial Services 2.9%, Electric Utilities 3.2%, Financial Services 11.9%, Human Resources 3.3%, Insurance 5.5%, Manufacturing 5.5%, Medical Products 6.6%, Mining 1.9%, Multi Media 3.5%, Oilfield Services 2.8%, Publishing 2.9%, Retail 5.5%, Steel 2.9%, Telecommunications Services 2.5%, Tobacco 3.6%, Transportation 4.0% and Transport Services 1.9%.

**

At July 31, 2006 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $30,964,646 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,879,099 and net appreciation for financial reporting purposes was $29,085,547. At July 31, 2006, aggregate cost for financial reporting purposes was $83,159,676.

Item 2. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act)  that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

	By:	/s/ Timothy J.D. Hall
	Name:	Timothy J.D. Hall
	Title:	President
	Date:	September 22, 2006

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 22, 2006	By:	/s/ Timothy J.D. Hall
	Name:	Timothy J.D. Hall
	Title:	President

Date: September 22, 2006	By:	/s/ Ralph Campbell
	Name:	Ralph Campbell
	Title:	Vice President and Treasurer

EXHIBIT LIST

3(i)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.